Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000245604
Account Value [Line Items]
Line Graph and Table Measure Name		BFS Equity Fund - Institutional Class
Accumulated Value	$ 10,000		$ 10,149	$ 12,407	$ 13,307	$ 15,588	$ 17,215	$ 21,466	$ 18,700	$ 20,306	$ 26,749	$ 29,018
C000089323
Account Value [Line Items]
Line Graph and Table Measure Name		LS Opportunity Fund - I
Accumulated Value	10,000		10,735	11,973	12,312	13,372	13,741	15,328	15,731	16,815	19,386	19,286
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	$ 10,000		$ 11,091	$ 14,420	$ 15,519	$ 17,456	$ 18,867	$ 22,361	$ 22,916	$ 24,335	$ 30,951	$ 33,436